Commitments and Contingencies (Tables)	12 Months Ended
Oct. 29, 2017
Commitments and Contingencies
Schedule of purchase commitments

Under these contracts, the Company is committed at October 29, 2017, to make purchases, assuming current price levels, as follows:

(in thousands)
2018	$1,120,931
2019	684,769
2020	373,897
2021	197,384
2022	95,584

Later Years	49,455

Total	$2,522,020

Schedule of noncancelable operating lease commitments

The Company has noncancelable operating lease commitments on facilities and equipment at October 29, 2017, as follows:

(in thousands)
2018	$7,662
2019	4,441
2020	3,879
2021	2,919
2022	2,153

Later Years	1,667

Total	$22,721

Schedule of purchase obligations that are not reflected in the consolidated statements of financial position

As of October 29, 2017, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below.

(in thousands)
2018	$674,792
2019	74,245
2020	74,696
2021	71,482
2022	54,417

Later Years	60,105

Total	$1,009,737